Financial liabilities at fair value through profit or loss	6 Months Ended
Jun. 30, 2020
Financial liability fair value through profit or loss [abstract]
Financial liabilities at fair value through profit or loss
9 Financial liabilities at fair value through profit or loss

Financial liabilities at fair value through profit or loss
	30 June 2020	31 December 2019
Trading liabilities	35,745	28,042
Non-trading derivatives	2,435	2,215
Designated at fair value through profit or loss	52,461	47,684
	90,641	77,942

As at 30 June 2020, trading liabilities include funds on deposit of EUR 8,559 million (31 December 2019: EUR 4,556 million) with regard to repurchase transactions.

As at 30 June 2020, financial liabilities designated at fair value through profit or loss include funds entrusted of EUR 43,180 million (31 December 2019: EUR 38,492 million) with regard to repurchase transactions.